SHARE-BASED COMPENSATION - Restricted ordinary shares activities (Details) - Employees - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Table]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	¥ 1.32	¥ 1.32	¥ 0.38
Weighted average grant date fair value, beginning	1.32		0.38
Weighted average grant date fair value, granted	1.31	1.32	¥ 0.38
Weighted average grant date fair value, vested	1.31
Weighted average grant date fair value, ending	¥ 1.32	¥ 1.32
Number of shares
Beginning balance (in shares)	8,154,893		3,964,184
Granted (in shares)	3,706,745	8,154,893
Vested (in shares)	(6,425,043)		(3,964,184)
Ending balance (in shares)	5,436,595	8,154,893